Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Funds
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000261794
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPA
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 18,017,131
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	61.96%
C000261798
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2030 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUNA
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 9,036,055
Holdings Count | Holding	228
InvestmentCompanyPortfolioTurnover	47.42%
C000261795
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2035 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPB
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 7,951,595
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	31.75%
C000261799
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2035 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUNB
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 14,137,965
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	0.00%
C000261796
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2045 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPC
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 2,976,603
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	5.28%
C000261790
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2045 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUNC
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 8,238,553
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	1.29%
C000261797
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2055 INFLATION-LINKED DISTRIBUTING LADDER ETF
Trading Symbol	TIPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 1,980,368
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	35.48%
C000261791
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST 2055 TAX-EXEMPT DISTRIBUTING LADDER ETF
Trading Symbol	MUND
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 4,151,960
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	0.00%
C000261792
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST INTERMEDIATE TAX-EXEMPT BOND ETF
Trading Symbol	TAXI
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 160,136,647
Holdings Count | Holding	2,398
InvestmentCompanyPortfolioTurnover	11.97%
C000261789
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST SHORT-TERM TAX-EXEMPT BOND ETF
Trading Symbol	TAXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 117,757,492
Holdings Count | Holding	1,531
InvestmentCompanyPortfolioTurnover	5.89%
C000261793
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST TAX-EXEMPT BOND ETF
Trading Symbol	TAXT
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 61,078,682
Holdings Count | Holding	1,292
InvestmentCompanyPortfolioTurnover	16.74%
C000271317
Shareholder Report [Line Items]
Fund Name	NORTHERN TRUST US EQUITY ETF
Trading Symbol	NOEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.08%
AssetsNet	$ 875,699,707
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	0.20%